Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 102,689,797	$ 91,078,480	$ 90,583,772	$ 53,499,363
Profit (loss)	27,530,825	$ 11,274,986
Total assets	279,376,442		242,426,616
Total liabilities	$ 176,686,645		$ 151,842,844
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons refining, marketing and distribution
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 20,605,032
Profit (loss)	(421,262)
Total assets	39,779,436
Total liabilities	$ 19,174,404
Cenit Transporte y Logistica S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Storage and transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 15,163,439
Profit (loss)	3,382,807
Total assets	17,249,389
Total liabilities	$ 2,085,950
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 15,014,671
Profit (loss)	603,348
Total assets	15,014,712
Total liabilities	$ 41
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	72.65%
Activity	Transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 3,666,652
Profit (loss)	1,912,225
Total assets	7,877,072
Total liabilities	$ 4,210,420
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 4,685,585
Profit (loss)	286,365
Total assets	4,680,301
Total liabilities	$ (5,284)
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 2,592,569
Profit (loss)	19,295
Total assets	3,141,427
Total liabilities	$ 548,858
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Exploration, exploitation, and production of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Net equity	$ 4,115,544
Profit (loss)	293,019
Total assets	5,774,738
Total liabilities	$ 1,659,194
Esenttia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 2,720,871
Profit (loss)	184,905
Total assets	3,631,698
Total liabilities	$ 910,827
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Net equity	$ 2,990,763
Profit (loss)	193,324
Total assets	10,725,300
Total liabilities	$ 7,734,537
Oleoducto Bicentenario de Colombia S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 1,290,918
Profit (loss)	159,653
Total assets	2,239,345
Total liabilities	$ 948,427
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	73.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 359,650
Profit (loss)	299,535
Total assets	729,015
Total liabilities	$ 369,365
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Reaseguradora para compañías del Grupo Empresarial Ecopetrol
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,156,174
Profit (loss)	18,212
Total assets	1,628,764
Total liabilities	$ 472,590
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,931,217
Profit (loss)	90,881
Total assets	1,931,820
Total liabilities	$ 603
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	65.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Panama
Geographic area of operations	Colombia
Net equity	$ 657,625
Profit (loss)	349,191
Total assets	1,474,252
Total liabilities	$ 816,627
Interconexion Electrica S.A. E.S.P. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.41%
Activity	-Provision of the public electricitytransmission service- Development of infrastructureprojects and their commercialexploitation and- Software development, Informationtechnology and telecommunicationsactivities and services
Country/Domicile	Colombia
Geographic area of operations	Latin America
Net equity	$ 26,679,398
Profit (loss)	1,769,822
Total assets	71,831,521
Total liabilities	$ 45,152,123
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.88%
Activity	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 534,939
Profit (loss)	201,657
Total assets	690,883
Total liabilities	$ 155,944
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	29.61%
Activity	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 361,893
Profit (loss)	99,578
Total assets	778,549
Total liabilities	$ 416,656
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	33.49%
Activity	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 62,426
Profit (loss)	11,701
Total assets	128,027
Total liabilities	$ 65,601
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	48.50%
Activity	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 105,148
Profit (loss)	26,826
Total assets	208,678
Total liabilities	$ 103,530
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 56,341
Profit (loss)	20,694
Total assets	87,347
Total liabilities	$ 31,006
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	41.61%
Activity	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 60,946
Profit (loss)	1,982
Total assets	86,965
Total liabilities	$ 26,019
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 12,942,797
Profit (loss)	951,305
Total assets	12,964,617
Total liabilities	$ 21,820
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 8,186,502
Profit (loss)	935,866
Total assets	8,750,801
Total liabilities	$ 564,299
Ecopetrol Oleo e Gas do Brasil Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Real
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Brazil
Geographic area of operations	Brazil
Net equity	$ 1,953,495
Profit (loss)	(335,789)
Total assets	1,981,669
Total liabilities	$ 28,174
Esenttia Masterbatch Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 390,328
Profit (loss)	234,728
Total assets	524,679
Total liabilities	$ 134,351
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 70,365
Profit (loss)	(75)
Total assets	71,994
Total liabilities	$ 1,629
ECP Hidrocarburos de Mxico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 47,635
Profit (loss)	(11,296)
Total assets	54,563
Total liabilities	$ 6,928
Ecopetrol Costa Afuera S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 12,973
Profit (loss)	(473)
Total assets	13,270
Total liabilities	$ 297
Esenttia Resinas del Per SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 15,971
Profit (loss)	1,475
Total assets	67,742
Total liabilities	$ 51,771
Topili Servicios Administrativos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 17
Profit (loss)	(32)
Total assets	22
Total liabilities	$ 5
Kalixpan Servicios Tecnicos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 27
Profit (loss)	(30)
Total assets	32
Total liabilities	$ 5
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 110,014
Profit (loss)	119,263
Total assets	110,135
Total liabilities	$ 121
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 110,125
Profit (loss)	119,367
Total assets	2,845,291
Total liabilities	$ 2,735,166